OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	2021	2022	2023
	S$	S$	S$

Advertising	2,481	-	33,307
Annual listing fee	-	-	64,370
Company insurance	-	-	282,797
Entertainment	310	3,260	30,977
Investor relationship expenses	-	-	204,808
Legal fees	-	-	115,272
Low-value assets rental	1,997	2,201	1,703
Offering expenses	316,805	199,625	758,563
Professional fees	118,036	184,253	396,915
Property tax	4,081	7,045	6,661
Printing and stationery	5,747	6,176	11,941
IT expenses	9,482	13,051	18,255
Repair and maintenance	3,504	8,720	3,728
Reversal of grant	-	-	84,091
Service fees	11,660	11,268	13,209
Subscription fee	833	2,165	1,083
Transportation and travelling expenses	867	3,364	144,998
Tools and supplies	1,086	3,516	2,333
Utilities	15,766	21,201	23,941
Others	26,111	28,830	14,190
Total	518,766	494,675	2,213,142